DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
DEFERRED TAX ASSETS AND LIABILITIES
Schedule of deferred tax assets and liabilities

	Assets		Liabilities
	December 31,		December 31,
	2019	2020	2019	2020
	RMB	RMB	RMB	RMB
Receivables and inventories	2,546	2,411	—	—
Payables	1,142	1,286	—	—
Cash flow hedges	116	1,790	(384)	(4,420)
Property, plant and equipment	16,463	15,793	(12,317)	(13,415)
Tax losses carried forward	3,594	13,322	—	—
Financial assets at fair value through other comprehensive income	131	127	(7)	(11)
Intangible assets	595	869	(508)	(517)
Others	318	371	(882)	(676)
Deferred tax assets/(liabilities)	24,905	35,969	(14,098)	(19,039)

Schedule of consolidated elimination amount between deferred tax assets and liabilities

	December 31,
	2019	2020
	RMB	RMB

Deferred tax assets	7,289	10,915
Deferred tax liabilities	7,289	10,915

Schedule of deferred tax assets and liabilities after the consolidated elimination adjustments

	December 31,
	2019	2020
	RMB	RMB

Deferred tax assets	17,616	25,054
Deferred tax liabilities	6,809	8,124

Schedule of movements in the deferred tax assets and liabilities

		Recognized in	Recognized in			Balance as
	Balance as of	consolidated	other		Transferred	of
	January 1,	statement of	comprehensive		from	December 31,
	2018	income	income	Others	reserve	2018
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	381	2,176	3	3	—	2,563
Payables	1,925	(117)	—	—	—	1,808
Cash flow hedges	115	(10)	2,029	1	(1,031)	1,104
Property, plant and equipment	4,222	2,650	(130)	19	—	6,761
Tax losses carried forward	2,325	1,414	6	(36)	—	3,709
Available-for-sale financial assets	117	—	—	(117)	—	—
Financial assets at fair value through other comprehensive income	—	—	(1)	117	—	116
Intangible assets	(336)	273	—	2	—	(61)
Others	(84)	(142)	(2)	(26)	—	(254)
Net deferred tax assets/(liabilities)	8,665	6,244	1,905	(37)	(1,031)	15,746

		Recognized in	Recognized in			Balance as
	Balance as of	consolidated	other		Transferred	of
	January 1,	statement of	comprehensive		from	December 31,
	2019	income	income	Others	reserve	2019
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,563	(17)	—	—	—	2,546
Payables	1,808	(667)	—	1	—	1,142
Cash flow hedges	1,104	73	(1,195)	—	(250)	(268)
Property, plant and equipment	6,761	(2,575)	(39)	(1)	—	4,146
Tax losses carried forward	3,709	(151)	38	(2)	—	3,594
Financial assets at fair value through other comprehensive income	116	—	8	—	—	124
Intangible assets	(61)	148	—	—	—	87
Others	(254)	(196)	(49)	(65)	—	(564)
Net deferred tax assets/(liabilities)	15,746	(3,385)	(1,237)	(67)	(250)	10,807

		Recognized in	Recognized in			Balance as
	Balance as of	consolidated	other		Transferred	of
	January 1,	statement of	comprehensive		from	December 31,
	2020	income	income	Others	reserve	2020
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,546	(122)	(12)	(1)	—	2,411
Payables	1,142	144	—	—	—	1,286
Cash flow hedges	(268)	(42)	(2,316)	—	(4)	(2,630)
Property, plant and equipment	4,146	(2,244)	127	349	—	2,378
Tax losses carried forward	3,594	9,960	(84)	(148)	—	13,322
Financial assets at fair value through other comprehensive income	124	(4)	(4)	—	—	116
Intangible assets	87	19	—	246	—	352
Others	(564)	162	24	73	—	(305)
Net deferred tax assets/(liabilities)	10,807	7,873	(2,265)	519	(4)	16,930